                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  MAY 31, 2010

ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MAY 31, 2010

 [LOGO OF USAA]
   USAA(R)

                                       [GRAPHIC OF USAA MANAGED ALLOCATION FUND]

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       ANNUAL REPORT
       USAA MANAGED ALLOCATION FUND
       MAY 31, 2010

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FUND OBJECTIVE

SEEK TO MAXIMIZE TOTAL RETURN, CONSISTING PRIMARILY OF CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund's principal strategy is to invest primarily in U.S. and/or foreign equity securities and fixed-income securities through investments in shares of other investment companies, including exchange-traded funds (ETFs), and real estate securities, including real estate investment trusts (REITs). The Fund may at times invest directly in U.S. and/or foreign equity securities and fixed-income securities as well as futures contracts and hedge funds.*

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

* The Fund is not offered for sale directly to the general public and is available currently for investment through a USAA managed account program, or other persons or legal entities that the Fund may approve from time to time.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

INVESTMENT OVERVIEW                                                            7

FINANCIAL INFORMATION

   Distributions to Shareholders                                              10

   Report of Independent Registered Public Accounting Firm                    11

   Portfolio of Investments                                                   12

   Notes to Portfolio of Investments                                          13

   Financial Statements                                                       15

   Notes to Financial Statements                                              18

EXPENSE EXAMPLE                                                               28

ADVISORY AGREEMENT                                                            30

TRUSTEES' AND OFFICERS' INFORMATION                                           34

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE
RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY
USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS
ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"WHILE IT IS STILL TOO EARLY TO DECLARE THAT
A SELF-SUSTAINING RECOVERY IS UNDERWAY,            [PHOTO OF DANIEL S. McNAMARA]
WE THINK MOST ECONOMIC INDICATORS ARE
POINTED IN THE RIGHT DIRECTION."

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JUNE 2010

As it turned out, the fiscal year ended May 31, 2010, was kind to patient, long-term investors. With some zigs and zags along the way, the U.S. stock market, as represented by the S&P 500 Index, was up nearly 21% for the period.
At the same time, high-quality bonds generated attractive returns (the U.S.
10-year Treasury returned 4.65% during the fiscal year) as investors continued
to search for income. Corporate and municipal bonds did even better.

However, investors suffered some setbacks in April and May of this year as
Greece's debt crisis unsettled the markets. As fears of contagion spread, many of them abandoned stocks for the safety of Treasury securities and other liquid, high-quality investments. The S&P 500 Index experienced its worst May since
1962.

Although the European Union (EU) crafted a rescue plan for Greece, a number of troubling problems remain. Some European countries continue to live beyond their means, threatening the EU's sustainability. What's more, no one knows how a default or a debt restructuring by one of these countries would affect major
European banks, which are believed to be heavily invested in the debt securities of the weaker nations. This uncertainty caused the euro to fall during the fiscal year to a four-year low versus the U.S. dollar. At the time of this writing, the dollar is once again the world's undisputed reserve currency.

Commodity prices, which had been rising for most of the fiscal year, dropped in response to the turmoil in Europe and fears about its impact on the global economy. The one exception -- gold, widely considered a safe haven.

Meanwhile, the U.S. economy seems to be improving. While it is still too early to declare that a self-sustaining recovery is underway, we think most economic indicators are pointed in the right direction. Corporate earnings, fueled by surprisingly strong top-line revenue growth, have been better than expected. At the same time, inflation has remained benign, giving the Federal Reserve Board
(the Fed) latitude to hold short-term rates in a range between zero and 0.25%.

There is no doubt that investor confidence was badly shaken by Greece's debt problems, and at the time of this writing, market sentiment seems driven more by headlines than by investment fundamentals. Perhaps as a result, many

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2  | USAA MANAGED ALLOCATION FUND
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people are keeping large amounts of money in low-yielding money market funds. We see no relief from these low yields until at least the fourth quarter of 2010.
In fact, we think the debt crisis in Europe could extend the time the Fed can maintain its "easy money" stance.

Under the circumstances, investors may want to review how much they have in their money market accounts. Inflation may be muted but as of this writing, it is higher than money market yields. That isn't to say that investors should take risks with their immediate or emergency spending needs. In such cases, we believe a money market fund, a savings account or short-term certificate of deposit should be considered. However, if the money isn't required for two or three years, it could be earning higher yields in short- and intermediate-term bond funds. For longer-term, future needs such as retirement, a diversified portfolio of stock and bond funds might be most appropriate.

If timing is a concern, we recommend making gradual changes. However, this is based on your individual immediate needs. Our USAA service representatives would be happy to assist. They are available -- free of charge -- to help you update your financial plan and answer any questions you might have.

At USAA Investment Management Company, we are proud of the long-term performance we have provided to shareholders. In the months ahead, we will continue working hard on your behalf. From all of us here, thank you for the opportunity to help you with your investment needs.

Sincerely,

/s/ Daniel S. McNamara

Daniel S. McNamara
President
USAA Investment Management Company

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR
ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF
YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.

INVESTMENT/INSURANCE: NOT FDIC INSURED o NOT BANK ISSUED, GUARANTEED OR
UNDERWRITTEN o MAY LOSE VALUE

INVESTMENT AND INSURANCE PRODUCTS ARE NOT DEPOSITS, NOT INSURED BY FDIC OR ANY
GOVERNMENT AGENCY, NOT GUARANTEED BY THE BANK. INVESTMENTS AND CERTAIN INSURANCE
PRODUCTS MAY LOSE VALUE.

Diversification does not guarantee a profit or prevent a loss.

Gold is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies.

Financial advice provided by USAA Financial Planning Services Insurance Agency,
Inc. (known as USAA Financial Insurance Agency in California, License #
0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

As interest rates rise, bond prices fall.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGERS' COMMENTARY ON THE FUND

USAA Investment Management Company        MARK W. JOHNSON, CFA
                                          DAN DENBOW, CFA
    JOHN P. TOOHEY, CFA                   Global Real Estate Securities and ETFs
    WASIF A. LATIF
    U.S. and International Stocks
    (Exchange-Traded Funds (ETFs))

    R. MATTHEW FREUND, CFA
    ARNOLD J. ESPE, CFA
    Bonds and Money Market Instruments

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o  HOW DID THE USAA MANAGED ALLOCATION FUND (THE FUND) PERFORM?

   The Fund began operations on February 1, 2010. From its inception date through May 31, 2010, the Fund had a total return of 1.40%.

o  WHY DID USAA INTRODUCE THE FUND?

   Managed by USAA Investment Management Company (IMCO), the Fund's principal investment strategy is to invest primarily in U.S. and/or foreign (to include emerging markets) equity securities and fixed-income securities through investments in shares of other investment companies, including exchange-traded funds (ETFs), and real estate securities, including real estate investment trusts. Consistent with its investment strategy, the Fund may at times invest directly in U.S. and/or foreign equity securities and fixed income securities as well as futures contracts and hedge funds.

    Refer to page 8 for benchmark definitions.

    Past performance is no guarantee of future results.

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4  | USAA MANAGED ALLOCATION FUND
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   IMCO offers a variety of managed portfolios, each of which operates under a strategic asset allocation based on investor risk tolerance and time horizon.
   The strategic asset allocation is also known as the "model allocation."

   Depending on our changing views on market opportunities and risks, we apply tactical asset allocation, overweighting or underweighting the various asset classes within each managed portfolio compared to its model or strategic allocation.

   In USAA's Strategic Fund Adviser (SFA), for example, there are six different portfolios -- from conservative to aggressive -- each with its own strategic asset allocation. The underlying assets are invested in actively managed funds that are individually subadvised by managers who have specific asset-class expertise.

   The process of quickly applying changes in the tactical asset allocation can potentially create dislocations for our subadvisers. For example, a manager of an emerging markets or small-cap portfolio may be forced to buy or sell into a volatile or illiquid market. Additionally, these shifts can cause significant trading charges that reduce overall returns.

   To avoid this disruption and higher fees, we created the Managed Allocation
   Fund. For the reporting period, this Fund was used by the SFA portfolios. The
   Fund primarily uses ETFs to implement the asset allocation views. ETFs are highly-liquid vehicles that allow us to quickly and efficiently apply our tactical asset allocation decisions.

o  IN WHAT ASSET CLASSES DID THE FUND INVEST DURING THE REPORTING PERIOD?

   Reflecting the significant asset class shifts IMCO made during the period, the Fund at different times owned shares of ETFs representing exposure to emerging markets (the MSCI Emerging Markets Index),

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                                           MANAGERS' COMMENTARY ON THE FUND |  5
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   U.S. small-cap stocks (the Russell 2000 Index), U.S. large-cap stocks (the
   S&P 500 Index), non-U.S. developed market stocks (the MSCI-EAFE Index) and
   U.S. investment-grade bonds (the Barclays Capital US Aggregate Bond Index).
   Each of these ETFs is highly liquid and has a proven track record of closely matching the relevant index.

o  IS USAA MOVING AWAY FROM ACTIVE MANAGEMENT AT THE ASSET CLASS LEVEL?

   No. Manager selection at the asset class level remains a core competency, along with strategic and tactical asset allocation and risk management. In these volatile times, which we expect to persist, our goal is to put our full range of expertise into each managed portfolio we offer. The Fund is an important step forward in giving us needed flexibility to serve members to the best of our ability.

   Exchange Traded Funds (ETFs) are subject to risks similar to those of stocks.
   Investment returns may fluctuate and are subject to market volatility, so that an investor's shares, when redeemed or sold, may be worth more or less than their original cost.

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6  | USAA MANAGED ALLOCATION FUND
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INVESTMENT OVERVIEW

USAA MANAGED ALLOCATION FUND (Ticker Symbol: UMAFX)

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                                                                     5/31/10
--------------------------------------------------------------------------------
Net Assets                                                        $281.8 Million
Net Asset Value Per Share                                             $10.14

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                    AVERAGE ANNUAL TOTAL RETURN AS OF 5/31/10
--------------------------------------------------------------------------------
                             SINCE INCEPTION 2/1/10*
                                      1.40%

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                                 EXPENSE RATIO**
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                                      1.27%

*Total returns for periods of less than one year are not annualized. This return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

** THE EXPENSE RATIO REPRESENTS THE ESTIMATED TOTAL ANNUAL OPERATING EXPENSES,
BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED
FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED FEBRUARY 1,
2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE ESTIMATED
EXPENSE RATIO MAY DIFFER FROM THE FUND'S ACTUAL EXPENSE RATIO FOR THE FOUR-MONTH
PERIOD ENDED MAY 31, 2010, WHICH WAS 0.83%, AS DISCLOSED IN THE FINANCIAL
HIGHLIGHTS, BEFORE ANY EXPENSES PAID INDIRECTLY AND ACQUIRED FUND FEES AND
EXPENSED.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  7

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                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                 BARCLAYS CAPITAL U.S.       USAA MANAGED
            S&P 500 INDEX        AGGREGATE BOND INDEX       ALLOCATION FUND
01/31/10      $10,000.00              $10,000.00              $10,000.00
02/28/10      10,309.77                10,037.34               10,200.00
03/31/10      10,931.91                10,025.00               10,420.00
04/30/10      11,104.50                10,129.36               10,490.00
05/31/10      10,217.80                10,214.60               10,140.00

                                   [END CHART]

                         Data from 1/31/10 to 5/31/10.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA Global Opportunities Fund to the following benchmarks:

o  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of the
   Government/Corporate Index, the Mortgage-Backed Securities Index, and the
   Asset-Backed Securities Index. It once was known as the Lehman Brothers U.S.
   Aggregate Bond Index.

o  The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the Barclay's Capital U.S. Aggregate Bond Index and the S&P
500 Index is calculated from the end of the month, January 31, 2010, while the
Fund's inception date is February 1, 2010. There may be a slight variation of performance numbers because of this difference.

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8  | USAA MANAGED ALLOCATION FUND
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                      o  ASSET ALLOCATION -- 5/31/2010*  o

                         [PIE CHART OF ASSET ALLOCATION]

          EQUITY EXCHANGE-TRADED FUNDS                            61.3%
          FIXED INCOME EXCHANGE-TRADED FUNDS                      38.2%
          MONEY MARKET INSTRUMENTS                                 0.8%

                                   [END CHART]

* Pursuant to a Securities and Exchange Commission (SEC) exemptive order, the
  Fund may invest in an amount that exceeds the Fund's limitations as set forth in the Investment Company Act of 1940 that would otherwise be applicable.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on page 12.

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                                                        INVESTMENT OVERVIEW |  9
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DISTRIBUTIONS TO SHAREHOLDERS

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The following federal tax information related to the Fund's fiscal period ended
May 31, 2010, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2011.

For the fiscal period ended May 31, 2010, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as dividends taxed at individual net capital gains rates.

For the fiscal period ended May 31, 2010, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $2,000 as qualifying interest income.

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10  | USAA MANAGED ALLOCATION FUND
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

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THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA MANAGED ALLOCATION FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Managed Allocation Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of May 31,
2010, and the related statement of operations, the statements of changes in net assets, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.
Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2010, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
USAA Managed Allocation Fund at May 31, 2010, and the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
San Antonio, Texas
July 23, 2010

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                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  11
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PORTFOLIO OF INVESTMENTS

May 31, 2010

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                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             EQUITY EXCHANGE-TRADED FUNDS (61.3%)
   818,010   iShares MSCI EAFE Index Fund                               $ 39,526
   271,907   iShares Russell 2000 Index Fund                              18,014
   774,897   SPDR Trust Series 1                                          84,805
   799,000   Vanguard Emerging Market                                     30,522
                                                                        --------
             Total Equity Exchange-Traded Funds (cost: $180,116)         172,867
                                                                        --------

             FIXED INCOME EXCHANGE-TRADED FUNDS (38.2%)
 1,017,731   iShares Barclays Aggregate Bond Fund (cost: $106,157)       107,584
                                                                        --------

             MONEY MARKET INSTRUMENTS (0.8%)

             MONEY MARKET FUNDS (0.8%)
 2,257,375   State Street Institutional Liquid Reserve Fund, 0.18%(a)
               (cost: $2,257)                                              2,257
                                                                        --------

             TOTAL INVESTMENTS (COST: $288,530)                         $282,708
                                                                        ========

----------------------------------------------------------------------------------------------
($ IN 000s)                                      VALUATION HIERARCHY
----------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                          IDENTICAL ASSETS              INPUTS         INPUTS      TOTAL
----------------------------------------------------------------------------------------------

Equity Exchange-Traded Funds            $172,867                  $-             $-   $172,867
Fixed Income Exchange-Traded
  Funds                                  107,584                   -              -    107,584
Money Market Instruments:
  Money Market Funds                       2,257                   -              -      2,257
----------------------------------------------------------------------------------------------
Total                                   $282,708                  $-             $-   $282,708
----------------------------------------------------------------------------------------------

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12  | USAA MANAGED ALLOCATION FUND
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NOTES TO PORTFOLIO OF INVESTMENTS

May 31, 2010

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
   100%. A category percentage of 0.0% represents less than 0.1% of net assets.
   Investments in foreign securities were 24.9% of net assets at May 31, 2010.

   The Fund may rely on certain Securities and Exchange Commission (SEC)
   exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   iShares   Exchange-traded funds, managed by BlackRock, Inc., that represent a portfolio of stocks designed to closely track a specific market index. iShares are traded on securities exchanges.

   SPDR      Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym

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                                         NOTES TO PORTFOLIO OF INVESTMENTS |  13

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             for the first member of the fund family, Standard & Poor's
             Depositary Receipt, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.

o  SPECIFIC NOTES

   (a) Rate represents the money market fund annualized seven-day yield at May
       31, 2010.

See accompanying notes to financial statements.

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STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

May 31, 2010

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $288,530)        $282,708
   Receivables:
      Capital shares sold                                                    455
      Securities sold                                                     13,000
                                                                        --------
         Total assets                                                    296,163
                                                                        --------
LIABILITIES
   Payables:
      Securities purchased                                                14,000
      Capital shares redeemed                                                153
   Accrued management fees                                                   150
   Accrued administration and servicing fees                                   1
   Accrued transfer agent's fees                                               1
   Other accrued expenses and payables                                        65
                                                                        --------
         Total liabilities                                                14,370
                                                                        --------
            Net assets applicable to capital shares outstanding         $281,793
                                                                        ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                      $286,881
   Accumulated undistributed net investment income                           834
   Accumulated net realized loss on investments                             (100)
   Net unrealized depreciation of investments                             (5,822)
                                                                        --------
            Net assets applicable to capital shares outstanding         $281,793
                                                                        ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                            27,790
                                                                        ========
    Net asset value, redemption price, and offering price per share     $  10.14
                                                                        ========

See accompanying notes to financial statements.

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                                                      FINANCIAL STATEMENTS |  15

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STATEMENT OF OPERATIONS
(IN THOUSANDS)

Period ended May 31, 2010*

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                             $ 1,359
   Interest                                                                    4
                                                                         -------
         Total inome                                                       1,363
                                                                         -------
EXPENSES
   Management fees                                                           381
   Administration and servicing fees                                          32
   Transfer agent's fees                                                      32
   Custody and accounting fees                                                12
   Postage                                                                     5
   Shareholder reporting fees                                                  8
   Trustees' fees                                                              4
   Registration fees                                                          21
   Professional fees                                                          33
   Other                                                                       1
                                                                         -------
         Total expenses                                                      529
                                                                         -------
NET INVESTMENT INCOME                                                        834
                                                                         -------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss                                                        (100)
   Change in net unrealized appreciation/depreciation                     (5,822)
                                                                         -------
      Net realized and unrealized loss                                    (5,922)
                                                                         -------
   Decrease in net assets resulting from operations                      $(5,088)
                                                                         =======

*Fund commenced operations on February 1, 2010.

See accompanying notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Period ended May 31, 2010*

--------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment income                                               $    834
   Net realized loss on investments                                        (100)
   Change in net unrealized appreciation/depreciation of investments     (5,822)
                                                                       --------
      Decrease in net assets resulting from operations                   (5,088)
                                                                       --------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                            296,458
   Cost of shares redeemed                                               (9,577)
                                                                       --------
      Increase in net assets from capital share transactions            286,881
                                                                       --------
   Net increase in net assets                                           281,793

NET ASSETS
   End of period                                                       $281,793
                                                                       ========
Accumulated undistributed net investment income:
   End of period                                                       $    834
                                                                       ========
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                           28,715
   Shares redeemed                                                         (925)
                                                                       --------
      Increase in shares outstanding                                     27,790
                                                                       ========

*Fund commenced operations on February 1, 2010.

See accompanying notes to financial statements.

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                                                      FINANCIAL STATEMENTS |  17

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NOTES TO FINANCIAL STATEMENTS

May 31, 2010

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(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this annual report pertains only to the USAA Managed
Allocation Fund (the Fund), which is classified as nondiversified under the 1940
Act. The Fund's investment objective is to seek to maximize total return, consisting primarily of capital appreciation. The Fund is not offered for sale directly to the general public and is available currently for investment through a USAA managed account program or other persons or legal entities that the Fund may approve from time to time.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer, such as a single stock-based or bond-based exchange-traded fund (ETF), stock, corporate bond, or a single money market instrument. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

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18  | USAA MANAGED ALLOCATION FUND
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A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1.  Equity securities, including ETFs, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq
       over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade.
       Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

   2.  Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager)
       will monitor for events that would materially affect the value of the
       Fund's foreign securities and, if necessary, will value the foreign securities in good faith, considering such available information that the Manager deems relevant under valuation procedures approved by the
       Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the
       NYSE. Fair valuation of

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                                             NOTES TO FINANCIAL STATEMENTS |  19
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       affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as
       U.S. market movements) are significant.

   3.  Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

   4.  Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5.  Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price.
       Valuing these securities at fair value is intended to cause the Fund's
       NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems.  General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of

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20  | USAA MANAGED ALLOCATION FUND
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   investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices
   (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party"
   custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the
   Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date).

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                                             NOTES TO FINANCIAL STATEMENTS |  21
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   Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification.
   Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the
   Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the period ended May 31, 2010, custodian and other bank credits reduced the Fund's expenses by less than $500. For the period ended May 31, 2010, the Fund did not incur any brokerage commission recapture credits.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The
   Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

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22  | USAA MANAGED ALLOCATION FUND
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(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from
CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total
(in no event to exceed 0.13% annually of the amount of the committed loan agreement). Prior to September 25, 2009, the maximum annual facility fee was
0.07% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the period ended May 31, 2010, the Fund paid CAPCO facility fees of less than $500, which represents 0.1% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the period ended
May 31, 2010.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S.
generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

The Fund did not pay any distributions during the period ended May 31, 2010.

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                                             NOTES TO FINANCIAL STATEMENTS |  23
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As of May 31, 2010, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                       $ 1,480,000
Unrealized depreciation of investments                               (6,567,000)

The difference between book-basis and tax-basis unrealized depreciation of investments is attributable to the tax deferral of losses on wash sales.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the period ended May
31, 2010, the Fund did not incur any income tax, interest, or penalties. The
Manager has reviewed the open tax period ended May 31, 2010 and concluded that there was no impact to the Fund's net assets or results of operations. Tax period ended May 31, 2010 remains subject to examination by the Internal Revenue
Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the period ended May 31, 2010, were $395,203,000 and
$108,830,000, respectively.

As of May 31, 2010, the cost of securities, including short-term securities, for federal income tax purposes, was $289,275,000.

Gross unrealized appreciation and depreciation of investments as of May 31,
2010, for federal income tax purposes, were $1,640,000 and $8,207,000, respectively, resulting in net unrealized depreciation of $6,567,000.

(5) TRANSACTIONS WITH MANAGER

A.  MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this

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24  | USAA MANAGED ALLOCATION FUND
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   agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of the
   Fund's assets, subject to the authority of and supervision by the Trust's
   Board of Trustees. The Manager also is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. For the period ended May 31, 2010, there are no subadvisers. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets for the fiscal year. For the period ended May 31, 2010, the Fund incurred total management fees, paid or payable to the Manager, of $381,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average net assets for the fiscal year. For the period ended May 31, 2010, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $32,000.

   In addition to the services provided under its Administration and Servicing
   Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the period ended May 31, 2010, the Fund reimbursed the
   Manager $2,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA
   Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. The Fund's transfer agent's fees are accrued daily and paid monthly at an annualized rate of 0.05% of the Fund's average net assets for the fiscal year. For the period ended May 31, 2010, the Fund incurred transfer agent's fees, paid or payable to SAS, of $32,000.

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                                             NOTES TO FINANCIAL STATEMENTS |  25
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D. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The
   Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) NEW ACCOUNTING PRONOUNCEMENT

   FAIR VALUE MEASUREMENTS -- In January 2010, the Financial Accounting
   Standards Board issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after
   December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December
   15, 2010 and for interim periods within those fiscal years. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

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26  | USAA MANAGED ALLOCATION FUND
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(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                               PERIOD ENDED
                                                                             MAY 31, 2010***
                                                                             ---------------

Net asset value at beginning of period                                           $ 10.00
                                                                                 -------
Income from investment operations:
  Net investment income(a)                                                           .05
  Net realized and unrealized gain(a)(c)                                             .09
                                                                                 -------
Total from investment operations(a)                                                  .14
                                                                                 -------
Net asset value at end of period                                                 $ 10.14
                                                                                 =======
Total return (%)*                                                                   1.40
Net assets at end of period (000)                                               $281,793
Ratios to average net assets:**
  Expenses (%)(b)                                                                    .83
  Net investment income (%)(b)                                                      1.32
Portfolio turnover (%)                                                                52

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

 ** For the period ended May 31, 2010, average net assets were $192,922,000.

*** Fund commenced operations on February 1, 2010.

(a) Calculated using average shares for the period ended May 31, 2010, average net shares were 16,240,000.

(b) Annualized. The ration is not necessarily indicative of 12 months of operation.

(c) Reflects a net realized and unrealized gain per share, whereas the statement of operations reflects a net realized and unrealized loss for the period. The difference in realized and unrealized gains and losses is due to the timing of sales and repurchases for the Fund's shares in relation to fluctuating market values for the portfolio.

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                                             NOTES TO FINANCIAL STATEMENTS |  27
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EXPENSE EXAMPLE

May 31, 2010 (unaudited)

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EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, the Funds' inception date of February 1, 2010, and held for the entire period ended May 31, 2010.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading
"Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending

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account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                             EXPENSES PAID
                                  BEGINNING              ENDING              DURING PERIOD*
                                ACCOUNT VALUE         ACCOUNT VALUE        FEBRUARY 1, 2010 -
                              FEBRUARY 1, 2010         MAY 31, 2010          MAY 31, 2010
                              ---------------------------------------------------------------

Actual                            $1,000.00              $1,014.00                $4.17

Hypothetical
  (5% return before expenses)      1,000.00               1,020.79                 4.18

* Expenses are equal to the Fund's annualized expense ratio of 0.83%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 120 days/365 days (to reflect the current period beginning with the Funds' inception date). The Fund's ending account value on the first line in the table is based on its actual total return of
  1.40% for the period of February 1, 2010, through May 31, 2010.

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                                                           EXPENSE EXAMPLE |  29
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ADVISORY AGREEMENT

May 31, 2010

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At a meeting of the Board of Trustees (the Board) held on December 1, 2009, the Board, including the Trustees who are not "interested persons" of the
Trust (the Independent Trustees), considered and initially approved Advisory
Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) materials describing the investment objective and investment strategies of the Fund; (ii) information concerning the Fund's proposed advisory fee and anticipated expense ratio; (iii) information concerning the services to be rendered to the Fund, as well as information regarding the
Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iv) information about the Manager's operations and personnel. The Board also met with management, including the Fund's portfolio management team, and considered additional information regarding the Fund at previous meetings held on September 24,
2009 and November 2, 2009. Prior to voting, the Independent Trustees reviewed the proposed approval of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed approval of the Advisory Agreement with respect to the Fund. The Independent
Trustees also reviewed the proposed approval of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the
Board receives and reviews, among other things, information concerning each fund's performance and related services provided by the Manager.

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At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the
Board noted that the evaluation process with respect to the Manager is an ongoing one.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the
Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services to be provided by the Manager under the proposed
Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year in connection with the other funds in the Trust. The Board considered the fees proposed to be paid to the Manager and the services to be provided to the Fund by the Manager under the Advisory Agreement, as well as other services to be provided by the
Manager and its affiliates under other agreements, and the personnel who would be responsible for providing these services. In addition to the investment advisory services to be provided to the Fund, the Manager and its affiliates will provide administrative services, stockholder services, oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The expected allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in

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                                                        ADVISORY AGREEMENT |  31
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coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to provide a high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing other investment companies.

The Board also reviewed the compliance and administrative services to be provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates will provide compliance and administrative services to the Fund.
The Trustees, guided also by information obtained from their experiences as directors/trustees of other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the
Advisory Agreement, the Board reviewed the Fund's proposed advisory fees and anticipated total expense ratio. The Board took into account the various services to be provided to the Fund by the Manager and its affiliates. The
Board also noted the level and method of computing the management fee. The
Board also took into account that the Fund would be priced similarly to other institutional products offered by the Manager. The Board considered that while the Fund is a new product offering from the Manager, the Manager has performed a similar investment process with other accounts and funds in the
USAA complex. The Board also took into account the performance of the
Manager and the Fund's portfolio managers with respect to other accounts, including other funds in the Trust. The Board also took into account the nature and purpose of the Fund, noting that the Fund will be an institutional fund to be used solely as an asset allocation option within the Manager's discretionary managed account product offerings.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The Board also considered profitability information related to the anticipated management revenues from the Fund. In reviewing the overall anticipated

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profitability of the management fee to the Manager, the Board also considered the fact that affiliates will provide shareholder servicing and administrative services to the Fund for which they receive compensation. The
Board also considered the possible direct and indirect benefits to the
Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund.
The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board also took into account management's discussions of the advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also considered the fee waivers and expense reimbursement arrangements by the
Manager. The Board determined that the proposed investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the
Fund's proposed Advisory Agreement with the Manager, among others: (i) the
Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the
Manager maintains an appropriate compliance program; (iii) the Fund's proposed advisory expenses are reasonable in relation to the services to be provided by the Manager; and (iv) the Manager and its affiliates' anticipated level of profitability from their relationship with the Fund is reasonable.
Based on its conclusions, the Board determined that the approval of the
Advisory Agreement would be in the best interests of the Fund and its shareholders.

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                                                        ADVISORY AGREEMENT |  33
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TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO)
and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 46 individual funds as of May 31,
2010. Unless otherwise indicated, the business address of each is 9800
Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call
(800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

34  | USAA MANAGED ALLOCATION FUND

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2,4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1960
Year of Election or Appointment: 2001

Chair of the Board of Directors, IMCO (11/04-present); President, IMCO
(2/08-10/09); Chief Investment Officer, IMCO (2/07-2/08); President and Chief
Executive Officer, IMCO (2/01-2/07); Chair of the Board of Directors, USAA
Financial Advisors, Inc. (FAI) (1/07-present); President, FAI (12/07-10/09);
President, Financial Advice and Solutions Group (FASG) USAA (9/09-present);
President, Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as
Chair of the Board of Directors of USAA Shareholder Account Services (SAS),
USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He
also serves as Vice Chair for USAA Life Insurance Company (USAA Life).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3,4,5,6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  35

================================================================================

ROBERT L. MASON, Ph.D.(3,4,5,6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, Ph.D.(3,4,5,6,7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H.
Jones Graduate School of Business at Rice University (7/02-present);
Associate Professor of Finance at Jesse H. Jones Graduate School of
Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3,4,5,6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

36  | USAA MANAGED ALLOCATION FUND

================================================================================

RICHARD A. ZUCKER(2,3,4,5,6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

   (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of
       1940.
   (2) Member of Executive Committee
   (3) Member of Audit Committee
   (4) Member of Pricing and Investment Committee
   (5) Member of Corporate Governance Committee
   (6) The address for all non-interested trustees is that of the USAA Funds,
       P.O. Box 659430, San Antonio, TX 78265-9430.
   (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the
       Funds' Board in November 2008.
   (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  37

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

DANIEL S. McNAMARA
Vice President
Born: June 1966
Year of Appointment: 2009

President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President,
Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning
and Financial Products Group, Bank of America (9/01-9/09).

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, IMCO (3/10-present);
Vice President, Fixed Income Investments, IMCO (2/04-3/10). Mr. Freund also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director,
AIG Investments (12/00-1/09).

CHRISTOPHER P. LAIA
Secretary
Born: January 1960
Year of Appointment: 2010

Vice President, Financial Advice & Solutions Group General Counsel, USAA
(10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08);
Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel,
Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the
Officer positions of Vice President and Secretary of IMCO and SAS and Vice
President and Assistant Secretary of FAI and FPS.

================================================================================

38  | USAA MANAGED ALLOCATION FUND

================================================================================

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Executive Attorney, Financial Advice & Solutions Group General Counsel, USAA
(11/08-present); Reed Smith, LLP, Associate (08/05-11/08).

ROBERTO GALINDO, Jr.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA
(12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS
and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA
(2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief
Financial Officer, California State Automobile Association (8/04-12/05).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).

   (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment
       Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  39

================================================================================
TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
        (8722)                       or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------
Copies of the Manager's proxy voting policies and procedures, approved by the
Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
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       San Antonio, TX 78288                                   PRSRT STD
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>> SAVE PAPER AND FUND COSTS
   At usaa.com click: MY DOCUMENTS
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        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   93923-0710                                (C)2010, USAA. All rights reserved.

 ITEM 2.  CODE OF ETHICS.

On September 24, 2009, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics  (Sarbanes  Code)  applicable  solely to its  senior  financial officers,  including its principal  executive  officer  (President),  as defined under  the  Sarbanes-Oxley  Act of  2002  and  implementing  regulations  of the
Securities and Exchange  Commission.  A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No  waivers (explicit  or  implicit)  have been  granted from a provision of the
Sarbanes Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On  November  18,  2008,  the  Board of  Trustees  of USAA  Mutual  Funds  Trust
designated  Dr.  Barbara  B.  Ostdiek,  Ph.D.  as the  Board's  audit  committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice  University  since  2001.  Dr.  Ostdiek also has  served as an  Academic
Director at El Paso  Corporation  Finance  Center since 2002.  Dr. Ostdiek is an independent  trustee who serves as a member of the Audit Committee,  Pricing and
Investment  Committee  and the  Corporate  Governance  Committee of the Board of
Trustees of USAA Mutual Funds Trust.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 46 funds in all. Only 10 funds of the Registrant have a fiscal year-end of May 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the  Registrant's  independent  auditor,  Ernst & Young  LLP,  for professional services rendered for the audit of the Registrant's annual financial  statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended May 31,

 2010 and 2009 were $280,916 and $288,764, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young,  LLP by USAA Shareholder  Account Services (SAS) for professional  services  rendered for audit related services  related to the annual study of internal  controls of the transfer agent for fiscal years ended May 31, 2010 and 2009 were $61,513 and

 $63,500, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES.  No such fees were  billed by Ernst & Young LLP for the  review of federal,  state and city income and tax returns and excise tax  calculations for fiscal years ended May 31, 2010 and 2009.

(d) ALL OTHER  FEES.  No such fees were  billed by Ernst & Young LLP for  fiscal years ended May 31, 2010 and 2009.

(e)(1) AUDIT COMMITTEE  PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the
Audit Committee. The Audit Committee Charter also permits the Chair of the Audit
Committee  to  pre-approve  any  permissible  non-audit  service  that  must  be commenced  prior to a scheduled  meeting of the Audit  Committee.  All non-audit services were pre-approved by the Audit Committee or its Chair,  consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The  aggregate  non-audit  fees  billed  by Ernst & Young  LLP for  services rendered to the Registrant and the Registrant's  investment  adviser,  IMCO, and the Funds' transfer agent, SAS, for May 31, 2010 and 2009 were $104,896 and
$108,000, respectively.

(h) Ernst & Young LLP provided  non-audit services to IMCO in 2010 and 2009 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly  related to the  operations  of the  Registrant's
Funds. The Board of Trustees will consider Ernst & Young LLP's  independence and will  consider  whether the  provision  of these  non-audit  services to IMCO is compatible with maintaining Ernst & Young LLP's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

Item 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded,  processed,  summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:

                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual  Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with  Section  406 of the  Sarbanes-Oxley  Act of
2002 (the Act) and  implementing  regulations  of the  Securities  and  Exchange
Commission (SEC). The Code applies to the Trust's Principal  Executive  Officer,
Principal  Financial  Officer and Principal  Accounting  Officer (each a Covered
Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              -   honest and ethical conduct,  including the ethical handling of actual or apparent  conflicts of interest  between the Covered
                  Officers' personal and professional relationships;
              -   full, fair, accurate,  timely and understandable disclosure in reports and  documents  that the Trust files with,  or submits to,  the SEC and in other  public  communications  made by the
                  Trust;
              -   compliance with applicable laws and governmental rules and regulations;
              -   prompt  internal  reporting of  violations  of the Code to the
                  Chief Legal  Officer of the Trust,  the President of the Trust
                  (if the violation  concerns the  Treasurer),  the CEO of USAA, and if deemed  material to the Funds'  financial  condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each  Covered  Officer  should  adhere to a high  standard  of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences,  or reasonably appears to influence,  the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example,  a  conflict  of  interest  could  arise if a  Covered  Officer,  or an immediate family member,  receives  personal  benefits as a result of his or her position with the Funds.

         Certain  conflicts  of  interest  arise  out of  relationships  between
Covered  Officers and the Funds and are already  subject to conflict of interest provisions  in the  Investment  Company  Act of  1940  (the  1940  Act)  and the
Investment  Advisers  Act of 1940  (the  Advisers  Act).  For  example,  Covered
Officers  may not  individually  engage in certain  transactions  with the Funds because of their status as  "affiliated  persons" of the Funds.  The USAA Funds'
and  USAA  Investment   Management  Company's  (IMCO)  compliance  programs  and
procedures are designed to prevent, or identify and correct, violations of these provisions.  This Code does not, and is not intended to, repeat or replace these programs and  procedures,  and such  conflicts fall outside of the parameters of this Code.

         Although  typically not presenting an opportunity for improper personal benefit,  conflicts  could  arise  from,  or as a  result  of,  the  contractual relationships  between the Funds and IMCO of which the Covered Officers are also officers  or  employees.  As a result,  this Code  recognizes  that the  Covered
Officers  will, in the normal course of their duties  (whether  formally for the
Funds or for IMCO,  or for both),  be  involved  in  establishing  policies  and implementing  decisions that will have different  effects on IMCO and the Funds.
The  participation  of Covered  Officers in such  activities  is inherent in the contractual  relationship  between the Funds and IMCO and is consistent with the performance  by the Covered  Officers of their  duties as officers of the Funds.
Thus,  if performed in  compliance  with the  provisions of the 1940 Act and the
Advisers Act, such activities will be deemed to have been handled ethically.

         B.  GENERAL  RULE.  Covered  Officers  Should Avoid Actual and Apparent
             Conflicts of Interest.

         Conflicts of interest,  other than the  conflicts  described in the two preceding  paragraphs,  are covered by the Code.  The  following  list  provides examples of conflicts of interest  under the Code, but Covered  Officers  should keep in mind that these examples are not exhaustive.  The overarching  principle is that  the  personal  interest  of a  Covered  Officer  should  not be  placed improperly before the interest of the Funds and their shareholders.

         Each Covered  Officer must not engage in conduct  that  constitutes  an actual conflict of interest between the Covered Officer's  personal interest and the interests of the Funds and their shareholders.  Examples of actual conflicts of interest are listed below but are not  exclusive.  Each Covered  Officer must not:

         -    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby  the  Covered  Officer  would  benefit  personally  to the detriment of the Funds and their shareholders;
         -    cause the Funds to take action,  or fail to take  action,  for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         -    accept gifts, gratuities,  entertainment or any other benefit from any  person  or entity  that does  business  or is  seeking  to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         -    accept gifts, gratuities,  entertainment or any other benefit with a market value over $100 per person,  per year,  from or on behalf of any person or entity that does,  or seeks to do,  business with or on behalf of the Funds.
              -       EXCEPTION.  Business-related  entertainment such as meals, and tickets to sporting or  theatrical  events,  which are
                      infrequent   and  not  lavish  are   excepted   from  this
                      prohibition.  Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value,  incidental to the business, and not so
                      frequent  as  to  raise  any   question   of   impropriety
                      (Customary Business Entertainment).

         Certain  situations  that could present the appearance of a conflict of interest  should  be  discussed  with,  and  approved  by,  or  reported  to, an appropriate person. Examples of these include:

         -    service as a director  on the board or an officer of any public or private company,  other than a USAA company or the Trust,  must be approved  by  the  USAA  Funds'  and  Investment  Code  of  Ethics
              Committee and reported to the Trust.
         -    the receipt of any non-nominal (I.E.,  valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes  of this  Code,  the  individual  holding  the  title  of
              Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         -    the receipt of any business-related  entertainment from any person or entity  with  which  the  Funds  have  current  or  prospective business  dealings  must be approved in advance by the Chief Legal
              Officer unless such entertainment  qualifies as Customary Business
              Entertainment.
         -    any  ownership  interest  in,  or  any  consulting  or  employment relationship  with, any of the Trust's  service  providers,  other than IMCO or any other USAA  company,  must be approved by the CEO of USAA and reported to the Trust's Board.
         -    any material direct or indirect financial interest in commissions, transaction  charges  or spreads  paid by the Funds for  effecting portfolio  transactions  or for selling or redeeming  shares other than an interest  arising from the Covered  Officer's  employment, such as compensation or equity ownership should be approved by the
              CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            -     Each  Covered  Officer  should  familiarize  himself  with the disclosure  requirements  applicable  to the  Funds,  and  the procedures  and policies  implemented  to promote full,  fair, accurate, timely and understandable disclosure by the Trust.
            -     Each Covered  Officer  should not knowingly  misrepresent,  or cause others to misrepresent, facts about the Funds to others, whether  within or outside the Funds,  including to the Funds'
                  Trustees  and  auditors,  and  to  government  regulators  and self-regulatory organizations.
            -     Each Covered Officer should, to the extent  appropriate within his area of  responsibility,  consult with other  officers and employees  of the Funds  and IMCO  with the goal of  promoting full, fair, accurate,  timely and understandable disclosure in the  reports  and  documents  filed  by  the  Trust  with,  or submitted to, the SEC, and in other public communications made by the Funds.
            -     Each Covered Officer is responsible  for promoting  compliance with the  standards  and  restrictions  imposed by  applicable laws, rules and regulations, and promoting compliance with the
                  USAA Funds' and IMCO's operating policies and procedures.
            -     A Covered  Officer  should not  retaliate  against  any person who reports a potential  violation of this Code in good faith.
            -     A Covered  Officer  should notify the Chief  Legal  Officer promptly if he knows of any  violation  of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A.     INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust
                is responsible for applying this Code to specific  situations in which  questions are presented under it and has the authority to interpret the Code in any particular situation.  The Chief Legal
                Officer should consult, if appropriate,  the USAA Funds' outside counsel or counsel for the Independent  Trustees.  However,  any approvals  or  waivers  sought  by a  Covered  Officer  will  be reported  initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     -  Upon  adoption  of the Code,  affirm  in  writing to the
                        Board that he has received, read and understands the
                        Code.
                     -  Annually  thereafter affirm to the Chief Legal Officer
                        that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     -  report to the Board about any matter or situation
                        submitted by a Covered Officer for interpretation under
                        the Code, and the advice given by the Chief Legal
                        Officer;
                     -  report  annually  to the Board and the  Corporate
                        Governance  Committee  describing any issues that arose
                        under the Code,  or informing the Board and Corporate
                        Governance Committee that no reportable issues occurred
                        during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in  investigating  and enforcing this Code:

         -        INITIAL   COMPLAINT.   All   complaints  or  other   inquiries
                  concerning  potential  violations of the Code must be reported to the Chief Legal  Officer.  The Chief Legal Officer shall be responsible  for  documenting  any complaint.  The Chief Legal
                  Officer also will report  immediately  to the President of the
                  Trust (if the complaint  involves the  Treasurer),  the CEO of
                  USAA and the  Chair of the  Trust's  Audit  Committee  (if the
                  complaint  involves  the  President)  any  material  potential violations  that could  have a  material  effect on the Funds'
                  financial  condition or reputation.  For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         -        INVESTIGATIONS.   The  Chief  Legal   Officer  will  take  all
                  appropriate  action to  investigate  any  potential  violation unless the CEO of USAA  directs  another  person to  undertake such investigation. The Chief Legal Officer may utilize USAA's
                  Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's  outside counsel or the counsel to the Independent
                  Trustees (if any) to  participate in any  investigation  under this Code.
         -        STATUS  REPORTS.  The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the
                  Code that could have a material effect on the Funds' financial condition or reputation,  and quarterly  updates regarding all other alleged violations of the Code.
         -        VIOLATIONS OF THE CODE.  If after investigation, the Chief
                  Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his
                  recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation
                  could materially affect the Funds' financial condition or
                  reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate.  Appropriate
                  action could include: (1) review of, and modifications to, the
                  Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other
                  disciplinary actions including reprimands or fines.
                  -        The  Board  of  Trustees   understands  that  Covered
                           Officers  also are subject to USAA's Code of Business
                           Conduct.  If a violation  of this Code also  violates
                           USAA's Code of Business Conduct,  these procedures do
                           not limit or restrict  USAA's  ability to  discipline
                           such  Covered  Officer  under USAA's Code of Business
                           Conduct.  In that event, the Chairman of the Board of
                           Trustees will report to the Board the action taken by
                           USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code  shall be the sole code of  ethics  adopted  by the Funds for purposes of Section 406 of the Act and the implementing  regulations  adopted by the SEC  applicable to registered  investment  companies.  If other policies and procedures of the Trust,  IMCO, or other service  providers govern or purport to govern the behavior or activities of Covered  Officers,  they are  superseded by this Code to the extent that they  overlap,  conflict  with, or are more lenient than the provisions of this Code. The Investment  Code of Ethics  (designated to address  1940 Act and  Advisers  Act  requirements)  and  IMCO's  more  detailed compliance  policies and procedures  (including its Insider  Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not  part of this  Code.  Also,  USAA's  Code of  Conduct  imposes  separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code,  other than  amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material  investigation  documents and reports  required to be prepared  under the Code for six years from the date of the  resolution of any such  complaint.  All reports and records  prepared or maintained  pursuant to this Code will be considered  confidential  and shall be maintained  and protected  accordingly.  Except as otherwise  required by law or this Code,  such matters shall not be disclosed to anyone other than the Trust's
Board of Trustees and counsel for the  Independent  Trustees (if any), the Trust and its counsel,  IMCO, and other personnel of USAA as determined by the Trust's
Chief Legal Officer or the Chair of the Trust's Board of Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved  and adopted by the Boards of  Directors/Trustees  of USAA Mutual Fund,
Inc., USAA Tax-Exempt  Fund,  Inc., USAA Investment  Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics  Committee:  August 15,
2005.

Approved  and  adopted as amended  by the Boards of  Directors/Trustees  of USAA
Mutual Fund,  Inc., USAA  Tax-Exempt  Fund,  Inc., USAA Investment  Trust & USAA
State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics  Committee:  August 16,
2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.


                                   APPENDIX A
                                COVERED OFFICERS

PRESIDENT
TREASURER


(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended May 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    August 6, 2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    August 6, 2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    August 6, 2010
         ------------------------------

*Print the name and title of each signing officer under his or her signature.